Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ¥ / shares
Schedule of Exchange Rates [Abstract]
Period Ended spot | $	$ 1		$ 1		$ 1
Period Ended spot | ¥ / shares		¥ 7.0999		¥ 6.8972		¥ 6.3726
Period Average | $	$ 1		$ 1		$ 1
Period Average | ¥ / shares		¥ 7.0809		¥ 6.729		¥ 6.4508